Capital Stock (Details Narrative)							12 Months Ended
	Dec. 28, 2020 USD ($) shares	Aug. 19, 2020 USD ($) shares	Aug. 14, 2020 USD ($) shares	Jul. 30, 2020 USD ($) shares	Feb. 26, 2020 USD ($) shares	Feb. 24, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Common stock, shares authorized							100,000,000	100,000,000
Common stock, value per share | $ / shares							$ 0.001	$ 0.001
Common stock, shares issued							13,132,518	13,010,200
Common stock, shares outstanding							13,132,518	13,010,200
Professional fees | $							$ 242,892	$ 55,131
Preferred stock, shares authorized							1,000,000	1,000,000
Preferred stock, value per share | $ / shares							$ .0001	$ .0001
Series A preferred stock, issued							1,000	1,000
Issuance of super voting preferred stock, shares							1,000
Compensation expense-related party | $							$ 26,020,400
Class A Super Voting Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Common stock voting rights						Each share of such stock shall vote with the common stock and have 100,000 votes.
Preferred Stock [Member]
Preferred stock, shares authorized							20,000,000
Preferred stock, value per share | $ / shares							$ 0.0001
Consultant [Member]
Number of shares issued for services	5,318	15,000			60,000
Professional fees | $	$ 2,296	$ 11,252			$ 120,000
Investment Banking Firm [Member]
Number of shares issued for services			30,000	12,000
Professional fees | $			$ 22,503	$ 12,600
Paul Adler [Member]
Preferred stock voting rights							The issuance of super-voting rights enabling him to vote 100,000,000 shares.
Preferred stock voting rights percentage							0.99
Paul Adler [Member] | Class A Super Voting Preferred Stock [Member]
Series A preferred stock, issued						1,000